Tax (Tables)	6 Months Ended
Jun. 30, 2019
Tax
Current and deferred tax assets and liabilities
	Assets		Liabilities
	As at	As at	As at	As at
	30.06.19	31.12.18	30.06.19	31.12.18
Current and deferred tax assets and liabilities	£m	£m	£m	£m
Current tax	884	798	(616)	(628)
Deferred tax	3,142	3,828	(5)	(51)
Total	4,026	4,626	(621)	(679)

Deferred tax assets and liabilities
	As at	As at
	30.06.19	31.12.18
Deferred tax assets and liabilities	£m	£m
USA	2,293	2,541
UK	438	861
Other	411	426
Deferred tax assets	3,142	3,828
Deferred tax liabilities	(5)	(51)

Analysis of deferred tax assets
Temporary differences	2,754	3,299
Tax losses	388	529
Deferred tax assets	3,142	3,828